DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2013
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS
Summary of carrying values and estimated fair values

	Level in	2013		2012
	Fair Value		Estimated		Estimated
	Measurement	Carrying	Fair	Carrying	Fair
	Hierarchy	Value	Value	Value	Value
		(In thousands)
ASSETS:
Cash and cash equivalents	Level 1	$86,309	$86,309	$62,335	$62,335
Debt and mortgage-backed securities - AFS	Level 2	38,917	38,917	21,921	21,921
Capital stock of FHLB	Level 2	4,777	4,777	5,559	5,559
Mortgage-backed securities - HTM	Level 2	4,294	4,537	5,657	6,096
Mortgage loans held for sale	Level 2	70,473	72,481	180,575	185,641
Loans receivable	Level 3	988,668	1,001,898	975,728	1,024,992
Accrued interest receivable	Level 1	3,151	3,151	3,889	3,889
Interest-rate swap assets	Level 2	843	843	1,360	1,360

LIABILITIES:
Deposit transaction accounts	Level 2	652,167	652,167	636,368	636,368
Certificates of deposit	Level 2	358,645	359,917	445,331	446,529
Borrowed money	Level 2	113,483	115,254	109,981	112,845
Subordinated debentures	Level 2	19,589	19,583	19,589	19,583
Accrued interest payable	Level 2	470	470	695	695
Interest-rate swap liabilities	Level 2	843	843	1,360	1,360